Fair Value Measurements (Tables)	9 Months Ended
Sep. 30, 2023
Fair Value Measurements [Abstract]
Schedule of Assets And Liabilities Carried At Fair Value On A Recurring Basis	The following table summarizes the Company’s financial assets and liabilities that are carried at fair value on a recurring basis, in its consolidated balance sheets:
	September 30, 2023		December 31, 2022
	Level 2	Level 3	Level 2	Level 3
	(U.S. $ in thousands)
Assets:
Foreign exchange forward contracts not designated as hedging instruments	$58	$-	$159	$-
Foreign exchange forward contracts designated as hedging instruments	920	-	3	-
Convertible notes	-	5,423	-	1,894

Liabilities:
Foreign exchange forward contracts not designated as hedging instruments	(7)	-	(38)	-
Foreign exchange forward contracts designated as hedging instruments	(2,129)	-	(1,640)	-
Contingent consideration*	-	(41,221)	-	(38,341)
	$(1,158)	$(35,798)	$(1,516)	$(36,447)
*Includes $15.3 million and $14.6 million under accrued expenses and other current liabilities in the Company's consolidated balance sheets as of September 30, 2023 and December 31, 2022, respectively.